Stock-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2018
Equity [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2018		2017		2016
Risk-free rate	—		—		1.45%
Dividend yield	Nil	%	Nil	%	Nil %
Volatility factor of the expected market price of the Company’s common shares	—		—		99%
Weighted average expected life of the options (months)	—		—		120